Effect of Derivative Instruments on Consolidated Statements of Income (Detail) (Cash Flow Hedging, Foreign Exchange Contract, Other Nonoperating Income Expense, JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flow Hedging | Foreign Exchange Contract | Other Nonoperating Income Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI (effective portion)	¥ (785)	¥ 1,419	¥ (2,372)
Gain (loss) reclassified from accumulated OCI into income (effective portion)	5,006	6,990	2,670
Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	¥ (457)	¥ (302)	¥ (462)